DELAWARE FOUNDATION MODERATE ALLOCATION FUND
Delaware Foundation® Moderate Allocation Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees DELAWARE FOUNDATION MODERATE ALLOCATION FUND	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses DELAWARE FOUNDATION MODERATE ALLOCATION FUND		Class A		Class B	Class C	Class R
Management fees		0.65%		0.65%	0.65%	0.65%
Distribution and service (12b-1) fees		0.27%	[1]	1.00%	1.00%	0.60%
Other expenses		0.36%		0.36%	0.36%	0.36%
Acquired fund fees and expenses	[2]	none		none	none	none
Total annual fund operating expenses		1.28%		2.01%	2.01%	1.61%
Fee waivers and expense reimbursements	[1]	(0.15%)		(0.11%)	(0.11%)	(0.21%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.13%		1.90%	1.90%	1.40%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee (before fee waivers) of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.
[2]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE FOUNDATION MODERATE ALLOCATION FUND (USD $)	1 year	3 years	5 years	10 years
Class A	684	944	1,223	2,019
Class B	593	895	1,298	2,141
Class C	293	620	1,073	2,329
Class R	143	488	856	1,893

Expense Example, No Redemption DELAWARE FOUNDATION MODERATE ALLOCATION FUND (USD $)	1 year	3 years	5 years	10 years
Class B	193	620	1,073	2,141
Class C	193	620	1,073	2,329

Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns DELAWARE FOUNDATION MODERATE ALLOCATION FUND	1 year	5 years	10 years	Lifetime	Inception Date
Class A	(5.65%)	1.72%	4.35%
Class A After Taxes on Distributions	(6.14%)	1.06%	3.79%
Class A After Taxes on Distributions and Sales	(3.46%)	1.17%	3.51%
Class B	(4.62%)	1.70%	4.33%
Class C	(1.68%)	2.11%	4.18%
Class R	(0.29%)	2.61%		5.63%	Jun 2, 2003
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes	7.84%	6.50%	5.78%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Foundation® Moderate Allocation Fund

Supplement to the Fund’s Class A, Class B, Class C and Class R
Statutory Prospectus dated January 28, 2012 (the “Prospectus”)

1. The following replaces the fees and expenses table found in the Prospectus under “What are the Fund’s fees and expenses?”.

Shareholder fees (fees paid directly from your investment)

Class	A	B	C	R
Maximum sales charge (load) imposed on purchases as a percentage
of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of
original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	R
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.27%[2]	1.00%	1.00%	0.60%
Other expenses	0.36%	0.36%	0.36%	0.36%
Acquired fund fees and expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Total annual fund operating expenses	1.28%	2.01%	2.01%	1.61%
Fee waivers and expense reimbursements	(0.15%)[2]	(0.11%)[2]	(0.11%)[2]	(0.21%)[2]
Total annual fund operating expenses after fee waivers and expense
reimbursements	1.13%	1.90%	1.90%	1.40%
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund’s Class A and Class R shares’ 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee (before fee waivers) of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

[3]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

2. The following replaces the example table found in the Prospectus under “Example”.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	R
1 year	$684	$193	$593	$193	$293	$143
3 years	$944	$620	$895	$620	$620	$488
5 years	$1,223	$1,073	$1,298	$1,073	$1,073	$856
10 years	$2,019	$2,141	$2,141	$2,329	$2,329	$1,893

3. The following replaces the average annual total return table found in the Prospectus under “How has Delaware Foundation® Moderate Allocation Fund performed?”.

Average annual total returns for periods ended December 31, 2011

			10 years or
	1 year	5 years	lifetime
Class A return before taxes	-5.65%	1.72%	4.35%
Class A return after taxes on distributions	-6.14%	1.06%	3.79%
Class A return after taxes on distributions and sale of Fund shares	-3.46%	1.17%	3.51%
Class B return before taxes	-4.62%	1.70%	4.33%
Class C return before taxes	-1.68%	2.11%	4.18%
Class R return before taxes (lifetime: 06/02/03-12/31/11)	-0.29%	2.61%	5.63%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses,
or taxes)	7.84%	6.50%	5.78%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 29, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 29, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP FOUNDATION FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001048133
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2012
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.27%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
1 year	rr_AverageAnnualReturnYear01	(5.65%)
5 years	rr_AverageAnnualReturnYear05	1.72%
10 years	rr_AverageAnnualReturnYear10	4.35%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(6.14%)
5 years	rr_AverageAnnualReturnYear05	1.06%
10 years	rr_AverageAnnualReturnYear10	3.79%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.46%)
5 years	rr_AverageAnnualReturnYear05	1.17%
10 years	rr_AverageAnnualReturnYear10	3.51%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	593
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,141
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	620
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,141
1 year	rr_AverageAnnualReturnYear01	(4.62%)
5 years	rr_AverageAnnualReturnYear05	1.70%
10 years	rr_AverageAnnualReturnYear10	4.33%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,329
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	620
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,329
1 year	rr_AverageAnnualReturnYear01	(1.68%)
5 years	rr_AverageAnnualReturnYear05	2.11%
10 years	rr_AverageAnnualReturnYear10	4.18%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,893
1 year	rr_AverageAnnualReturnYear01	(0.29%)
5 years	rr_AverageAnnualReturnYear05	2.61%
Lifetime	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003
DELAWARE FOUNDATION MODERATE ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Foundation® Moderate Allocation Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

Delaware Foundation® Moderate Allocation Fund

Supplement to the Fund’s Class A, Class B, Class C and Class R
Statutory Prospectus dated January 28, 2012 (the “Prospectus”)

1. The following replaces the fees and expenses table found in the Prospectus under “What are the Fund’s fees and expenses?”.

Shareholder fees (fees paid directly from your investment)

Class	A	B	C	R
Maximum sales charge (load) imposed on purchases as a percentage
of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of
original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C	R
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.27%[2]	1.00%	1.00%	0.60%
Other expenses	0.36%	0.36%	0.36%	0.36%
Acquired fund fees and expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Total annual fund operating expenses	1.28%	2.01%	2.01%	1.61%
Fee waivers and expense reimbursements	(0.15%)[2]	(0.11%)[2]	(0.11%)[2]	(0.21%)[2]
Total annual fund operating expenses after fee waivers and expense
reimbursements	1.13%	1.90%	1.90%	1.40%
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund’s average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund’s Class A and Class R shares’ 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund. Additionally, the Fund’s Class A shares are subject to a blended 12b-1 fee (before fee waivers) of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

[3]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

2. The following replaces the example table found in the Prospectus under “Example”.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	R
1 year	$684	$193	$593	$193	$293	$143
3 years	$944	$620	$895	$620	$620	$488
5 years	$1,223	$1,073	$1,298	$1,073	$1,073	$856
10 years	$2,019	$2,141	$2,141	$2,329	$2,329	$1,893

3. The following replaces the average annual total return table found in the Prospectus under “How has Delaware Foundation® Moderate Allocation Fund performed?”.

Average annual total returns for periods ended December 31, 2011

			10 years or
	1 year	5 years	lifetime
Class A return before taxes	-5.65%	1.72%	4.35%
Class A return after taxes on distributions	-6.14%	1.06%	3.79%
Class A return after taxes on distributions and sale of Fund shares	-3.46%	1.17%	3.51%
Class B return before taxes	-4.62%	1.70%	4.33%
Class C return before taxes	-1.68%	2.11%	4.18%
Class R return before taxes (lifetime: 06/02/03-12/31/11)	-0.29%	2.61%	5.63%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses,
or taxes)	7.84%	6.50%	5.78%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 29, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

DELAWARE FOUNDATION MODERATE ALLOCATION FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
10 years	rr_AverageAnnualReturnYear10	2.92%
DELAWARE FOUNDATION MODERATE ALLOCATION FUND | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
10 years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.90% of the Fund's average daily net assets from January 27, 2012 through January 28, 2013. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from January 27, 2012 through January 28, 2013 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee (before fee waivers) of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.
[2]	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.
[3]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.